Earnings/(Losses) per Share (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Numerator:
Net loss - basic and diluted	$ (30,888)	$ (88,196)	$ (21,821)
Basic earnings per share denominator:
Weighted average common shares outstanding (in shares)	837,173	648,507	631,360
Diluted earnings per share denominator:
Weighted average common shares outstanding (in shares)	837,173	648,507	631,360
Dilutive common shares:
Dilutive effect (in shares)	0	0	0
Weighted average common shares - diluted
Basic income/(loss) per common share (in dollars per share)	$ (36.90)	$ (136.00)	$ (34.56)
Diluted income/(loss) per common share (in dollars per share)	$ (36.90)	$ (136.00)	$ (34.56)
Stock Options [Member]
Dilutive common shares:
Dilutive effect (in shares)	0	0	0
Warrant [Member]
Dilutive common shares:
Dilutive effect (in shares)	0	0	0
Restricted Stock [Member]
Dilutive common shares:
Dilutive effect (in shares)	0	0	0